Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 1	$ 2,134,119
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 2	5,026,735
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 3	8,726,746
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 4	2,513,790
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 5	5,470,520
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 6	5,055,823
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 7	119,078
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 8	104,165
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 9	42,584
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 10	4,766,987
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 11	10,601,420
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 12	13,825,153
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 13	5,762,176
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 14	37,557,081
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 15	11,378,371
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 16	3,287,604
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 17	30,655,158
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 18	16,503,749
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 19	8,232
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 20	9,058,012
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 21	68,212,239
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 22	27,882,120
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 23	508,272
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 24	(45,900)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 25	33,833
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 26	3,499,624
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 27	933,425
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 28	2,201,741
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 29	4,007,896
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 30	887,525
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 31	2,235,574
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 32	1,806,351
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 33	2,714,684
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 34	2,426,602
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 35	1,783,141
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 36	1,204,281
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 37	3,073,164
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 38	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 39	594,929
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 40	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 41	3,589,492
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 42	4,513,894
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 43	$ 5,499,766